INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Cost for Goods and Services (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Income From Contract With Customers [Abstract]
Income from goods and services from non-financial sector			$ 7,943,420	$ 5,656,472		$ 6,534,933
Others operating income			182,594	136,378		119,690
Total Income		$ 2,500.5	8,126,014	5,792,850	[2]	6,654,623	[2]
Cost of sales			(3,812,993)	(3,408,808)		(4,283,588)
Allowance for impairment of loans and receivables			(21,829)	(22,239)		(2,007)
General and administrative expenses			(645,690)	(668,616)		(635,930)
Personnel expenses			(499,750)	(481,892)		(434,145)
Amortization			(317,035)	(300,325)		(223,929)
Depreciation			(100,388)	(79,981)		(83,991)
Bonus payments			(34,503)	(34,436)		(27,555)
Commissions and fees expenses			(32,876)	(24,361)		(19,384)
Donations expenses			(14,320)	(12,604)		(12,081)
Labor severances			(2,718)	(2,565)		(2,718)
Total costs for goods and services		(1,686.9)	(5,482,102)	(5,035,827)	[2]	(5,725,328)	[2]
Net income from sales goods and services	[2]	$ 813.6	$ 2,643,912	$ 757,023		$ 929,295

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.